Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock Based Compensation [Abstract]
Summary of Stock Option Activity

	2018			2017
		Weighted			Weighted
		Average	Average		Average	Average
		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	212,725	$20.76		225,669	$19.46
Granted	28,900	32.34		34,750	32.81
Exercised	(28,275)	18.39		(44,219)	23.53
Forfeited	(4,650)	27.08		(3,475)	21.71

Outstanding, end of year	208,700	$22.54	$2,182,537	212,725	$20.76	$2,604,097

Exercisable, end of year	179,800	$20.97	$2,163,463	177,975	$18.41	$2,597,494

Schedule of Fair Value Assumptions

	Years Ended December 31,
	2018	2017
Dividend yield	3.72%	3.89%
Expected life	10 years	10 years
Expected volatility	29.10%	29.11%
Risk-free interest rate	2.68%	2.41%
Weighted average fair value of options granted	$7.18	$6.83

Schedule of Outstanding Stock Options

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	14,775	$17.33	1.0	14,775	$17.33
	14,025	16.83	2.0	14,025	16.83
	18,825	16.65	3.0	18,825	16.65
	26,400	18.03	4.0	26,400	18.03
	1,650	18.36	4.0	1,650	18.36
	3,000	19.30	4.8	3,000	19.30
	25,375	17.93	5.0	25,375	17.93
	12,000	19.39	5.9	12,000	19.39
	13,500	19.03	6.9	13,500	19.03
	18,500	22.37	8.0	18,500	22.37
	31,750	32.81	9.0	31,750	32.81
	28,900	32.34	10.0	-	-

Total	208,700			179,800

Summary of Restricted Stock Activity

	2018		2017
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	30,415	$24.46	28,035	$20.64
Granted	13,100	32.34	9,400	32.81
Vested	(8,900)	23.00	(7,020)	20.37
Forfeited	-	-	-	-
Non-vested at December 31	34,615	$27.82	30,415	$24.46